Income Taxes - Schedule of Components of Income Tax (Benefit) Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Income Tax (Benefit) Expenses [Abstract]
Current	$ 2,982	$ 24,988	$ 17,549
Deferred	(30,804,128)
Total	$ (30,801,146)	$ 24,988	$ 17,549